Leases (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Leases
Operating lease ROU assets	¥ 19,987	$ 3,136	¥ 15,484
Operating lease liabilities-current	6,665	1,046	5,513
Operating lease liabilities-non-current	13,721	$ 2,153	10,250
Total operating lease liabilities	¥ 20,386		¥ 15,763
Weighted average remaining lease term	5 years 7 months 6 days	5 years 7 months 6 days	4 years 9 months 18 days
Weighted average discount rate	5.00%	5.00%	5.00%